Income Taxes - Non Capital Losses Carried Forward to Reduce Future Period Taxable Income (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 689	$ 800
2035 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	0	0
2036 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	136	481
2037 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	175	121
2038 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	140	5
2039 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	213	183
2040 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	3	2
2041 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	5	8
2042 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 17	$ 0